John Hancock
Regional
Bank
Fund

ANNUAL
REPORT

10.31.02

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 24

For your information
page 29


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by invest-
ing primarily in
stocks of regional
banks and lending
companies.

Over the last twelve months

* The stock market declined sharply as the economy struggled.

* Banks produced solid earnings growth and their stocks were among the few groups to advance.

* The Fund's focus on small and midsize regional banks helped it gain ground and outperform its peers.

[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.50% total return for Class A. The second bar represents the 6.77% total return for Class B. The third bar represents the 6.78% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.1%   Wells Fargo & Co.
 3.1%   Charter One Financial, Inc.
 3.0%   Fifth Third Bancorp.
 3.0%   BB&T Corp
 2.9%   North Fork Bancorp., Inc.
 2.7%   Wachovia Corp.
 2.7%   SouthTrust Corp.
 2.7%   Washington Mutual, Inc.
 2.6%   First Tennessee National Corp.
 2.5%   Compass Bancshares, Inc.

As a percentage of net assets on October 31, 2002.



BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS C. GOGGINS,
PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

MANAGERS'
REPORT

The stock market declined broadly during the year ended October 31, 2002, growing increasingly more volatile as the year progressed. A combination of negative factors worked on investors, from almost daily barrages of news about accounting and other corporate scandals and growing fears of terrorism and war. Perhaps most important, the economy's rebound from recession stalled and corporate profits remained weak. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned -15.10% for the year ended October 31, 2002.

Financial stocks continued to outperform the broad market, with small and midsize bank stocks leading the pack all year. They were bolstered by falling interest rates, solid earnings growth and little exposure to the problem areas that hurt the larger banks -- syndicated loans, capital markets activity and involvement with struggling Latin American countries. Banks for the most part also sidestepped the scandal-related issues that hit other parts of the market. After skyrocketing in the first six months of the period, bank stocks retreated in the summer as their strong performance made them ripe for profit taking in an increasingly weak market. Several headline earnings misses, along with congressional testimony by Citigroup and J.P. Morgan Chase regarding their Enron connections, also briefly soured investors on the sector despite good earnings news overall.

"The stock market
 declined broadly...."

FUND PERFORMANCE

With its focus on the best-performing regional banks, John Hancock Regional Bank Fund was able to produce positive results -- a rarity in an otherwise extremely difficult period for stock funds -- and also outperform its peers. This solid performance continues an upward trend that began in early 2000 as tech stocks began their historic decline and investors returned to the bank stocks they had abandoned during the technology bubble.

[Photos of Jim Schmidt, Lisa Welch and Tom Goggins flush right next to first paragraph.]

For the year ended October 31, 2002, the Fund's Class A, Class B and Class C shares posted total returns of 7.50%, 6.77% and 6.78%, respectively, at net asset value, compared with the -1.62% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

BACK TO THE BASICS

Traditional retail banks were the best performers within the financial sector. Overcoming the usual concern that it is a slow-growing business with the potential to lose money in economic downturns, traditional banking held up well in this past recession. In fact, "plain vanilla" banks have proven to be more profitable than larger banks this year by avoiding their non-banking pitfalls, many of them stock-market related. This represents a remarkable turnaround from just a few years ago, when banks wanted to get out of traditional banking and bragged about how much of their revenue came from non-banking sources, including brokerage business, trust services and selling mutual funds and variable annuities. Back then, Internet banking was supposedly the wave of the future, replacing local branches, and at least one bank even went so far as to begin charging customers to talk to bank tellers. Today, banks are opening new branches and desperately chasing the retail customers they once shunned.

"Traditional retail
 banks...were the best
 performers..."

Our biggest contributors to performance came from this group, including top holdings North Fork Bancorp, Wells Fargo, Compass Bancshares,
Charter One Financial and Fifth Third Bancorp.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Regional banks 51%, the second is Superregional banks 29%, the third Thrifts 8%, the fourth Insurance 5%, and the fifth Mortgage banking 2%.

POSITIVE EARNINGS VERSUS S&P

In an environment in which many companies in the S&P 500 Index continued to report worse-than-expected declines, bank earnings remained strong, at an estimated average 10% growth rate for 2002. This success is especially significant because bank earnings are typically tied to the economy, which has been weak. The main driver of banks' success was an improvement in net interest margins due to surprising growth in core deposits -- a low-cost source of funding for banks. As the stock market continued to decline for a third straight year, retail customers turned away from the market and became increasingly comfortable choosing the low-returning, but safe, bank savings products. Another favorable development was the slowdown in growth of problem loans, with the ratio of non-performing assets to total assets in the banking industry remaining under 1%.

MARKET-RELATED AND NON BANKS LAG

The main detractors from performance were our stakes in banks and non-bank financial companies that had any connection to the declining stock market. These included banks that earn money from investment management, fund processing, trust services and capital markets activity, such as J.P. Morgan Chase, FleetBoston Financial, Bank of New York and Mellon Financial. Several of these also experienced credit problems during the year. Detractors also included insurance companies with variable annuity business, such as Lincoln National, and brokerage firm Morgan Stanley, both of which we sold.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Charter One followed by an up arrow with the phrase "Retail bank powerhouse." The second listing is Compass Bancshares followed by an up arrow with the phrase "Growth market focus." The third listing is J.P. Morgan Chase followed by a down arrow with the phrase "Market revenue focus."]

Insurance giant American International Group and government-sponsored mortgage lenders Freddie Mac and Fannie Mae were punished for being large, complex companies open to more questioning about their structures and accounting in a leery post-Enron market.

OUTLOOK

We're encouraged by the earnings growth that banks have shown so far, and remain optimistic about the prospects for the group. As long as the economy stays in its modest recovery mode, banks should continue to generate good earnings growth relative to the market. Should the economy click into a faster gear, bank earnings can still remain strong, but may begin to pale when compared with the faster-growing, more market-sensitive sectors. We will continue to maintain our focus on regional banks and thrifts. On the margins, we have taken profits in some of the small and midsize names that have done so well, and we're adding to some of the more credit-challenged names whose prospects seem brighter as major loan problems appear not to be materializing.

"We're encouraged by the
 earnings growth that banks
 have shown so far..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Standard &
Poor's Financial Index,
Index 2, an unman-
aged index designed to
measure the financial
sector of the S&P 500.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Index 1
Inception date                 1-3-92      10-4-85       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         2.12%        2.06%        4.78%      -15.10%
Five years                       2.22%        2.29%          --         0.73%
Ten years                       15.00%       14.81%          --         9.88%
Since inception                    --           --         0.73%          --

Cumulative total returns with maximum sales charge (POP)
One year                         2.12%        2.06%        4.78%      -15.10%
Five years                      11.63%       12.01%          --         3.72%
Ten years                      304.38%      297.87%          --       156.47%
Since inception                    --           --         2.71%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $42,568 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $42,115 as of October 31, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $40,438 as of October 31, 2002. The fourth line represents Index 1 and is equal to $25,647 as of October 31, 2002.

                                    Class B 1    Class C 1

Period beginning                   10-31-92       3-1-99
Without sales charge                $39,787      $10,374
With maximum sales charge                --      $10,271
Index 1                             $25,647       $7,508
Index 2                             $42,115       $9,976

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                              VALUE
COMMON STOCKS 98.31%                                                                                   $2,417,893,718
(Cost $1,112,306,107)

Banks -- Foreign 0.44%                                                                                    $10,763,699
  305,180  Bank of Canada (Canada) (ON)                                                                    10,763,699

Banks -- United States -- Regional 50.74%                                                               1,247,859,969
2,041,910  Bancorp. (AL)                                                                                   40,021,436
  271,454  BancFirst Corp. (OK)                                                                            12,676,902
2,307,173  Banknorth Group, Inc. (ME)                                                                      53,457,198
2,006,432  BB&T Corp. (NC)                                                                                 72,733,160
  168,900  Bryn Mawr Bank Corp. (PA)                                                                        6,612,435
2,498,937  Charter One Financial, Inc. (OH)                                                                75,667,812
1,174,986  Chittenden Corp. (VT)                                                                           32,147,617
  538,800  City National Corp. (CA)                                                                        24,380,700
  805,100  Colonial BancGroup, Inc. (AL)                                                                    9,628,996
1,285,035  Commerce Bancshares, Inc. (MO)                                                                  53,444,606
  184,052  Commercial Bankshares, Inc. (FL)                                                                 5,079,835
  726,950  Community First Bankshares, Inc. (ND)                                                           19,925,699
1,920,125  Compass Bancshares, Inc. (AL)                                                                   62,020,037
1,334,850  Cullen/Frost Bankers, Inc. (TX)                                                                 46,225,855
  276,436  F.N.B. Corp. (PA)                                                                                7,947,535
   27,094  First Citizens BancShares, Inc. (Class A) (NC)                                                   2,702,897
  238,743  First Republic Bank* (CA)                                                                        4,834,546
1,737,800  First Tennessee National Corp. (TN)                                                             64,437,624
  952,122  Fulton Financial Corp. (PA)                                                                     17,309,578
  317,047  Hancock Holding Co. (MS)                                                                        15,433,848
  439,800  Hibernia Corp. (Class A) (LA)                                                                    8,668,458
  398,759  Hudson United Bancorp. (NJ)                                                                     12,142,212
  735,000  Independent Bank Corp. (MA)                                                                     16,023,000
  570,153  M&T Bank Corp. (NY)                                                                             46,706,934
1,319,689  Marshall & Ilsley Corp. (WI)                                                                    37,162,442
  918,050  Mercantile Bankshares Corp. (MD)                                                                35,748,867
2,343,201  National Commerce Financial Corp. (TN)                                                          57,361,560
1,795,227  North Fork Bancorp., Inc. (NY)                                                                  69,044,430
  204,389  Provident Bankshares Corp. (MD)                                                                  4,619,396
  560,000  Regions Financial Corp. (AL)                                                                    18,967,200
  498,900  Seacoast Banking Corp. of Florida (FL)                                                           9,454,155
   44,163  Sky Financial Group, Inc. (OH)                                                                     848,813
2,559,300  SouthTrust Corp. (AL)                                                                           65,569,266
  434,145  Sterling Bancshares, Inc. (TX)                                                                   5,326,959
  649,693  Susquehanna Bancshares, Inc. (PA)                                                               13,773,492
1,281,442  TCF Financial Corp. (MN)                                                                        54,384,398
  594,925  Regional Bancshares, Inc. (Class A) (TX)                                                        19,596,829
  327,575  TriCo Bancshares (CA)                                                                            7,209,926
  297,000  Trustmark Corp. (MS)                                                                             6,715,170
  713,100  Union Planters Corp. (TN)                                                                       20,152,206
  589,800  UnionBanCal Corp. (CA)                                                                          25,184,460
  624,575  Westamerica Bancorp. (CA)                                                                       26,531,946
  588,950  Whitney Holding Corp. (LA)                                                                      20,000,742
  994,250  Zions Bancorp. (UT)                                                                             39,978,792

Banks -- United States -- Superregional 29.30%                                                            720,716,091
  481,382  Bank of America Corp. (NC)                                                                      33,600,464
1,602,898  Bank of New York Co., Inc. (The) (NY)                                                           41,675,348
1,315,441  Bank One Corp. (OH)                                                                             50,736,559
  586,697  Comerica, Inc. (MI)                                                                             25,615,191
1,147,302  Fifth Third Bancorp. (OH)                                                                       72,853,677
1,553,220  FleetBoston Financial Corp. (MA)                                                                36,329,816
  783,934  KeyCorp (OH)                                                                                    19,151,508
1,829,054  Mellon Financial Corp. (PA)                                                                     51,743,938
2,037,828  National City Corp. (OH)                                                                        55,286,274
  167,500  Northern Trust Corp. (IL)                                                                        5,832,350
  729,900  PNC Financial Services Group (PA)                                                               29,677,734
  805,000  State Street Corp. (MA)                                                                         33,302,850
1,005,515  SunTrust Banks, Inc. (GA)                                                                       61,175,533
2,897,987  U.S. Bancorp (MN)                                                                               61,118,546
1,905,288  Wachovia Corp. (NC)                                                                             66,284,970
1,512,410  Wells Fargo & Co. (CA)                                                                          76,331,333

Broker Services 0.57%                                                                                      14,116,550
  265,000  Lehman Brothers Holdings, Inc. (NY)                                                             14,116,550

Diversified Financial 1.25%                                                                                30,665,558
  205,000  Citigroup, Inc. (NY)                                                                             7,574,750
1,112,810  J.P. Morgan Chase & Co. (NY)                                                                    23,090,808

Finance 0.67%                                                                                              16,543,062
  100,000  Capital One Financial Corp. (VA)                                                                 3,047,000
  757,780  CIT Group, Inc. (NY)                                                                            13,496,062

Insurance 5.03%                                                                                           123,817,051
  409,500  Allstate Corp. (The) (IL)                                                                       16,289,910
  368,787  American International Group, Inc. (NY)                                                         23,067,627
  200,000  Marsh & McLennan Cos., Inc. (NY)                                                                 9,342,000
  375,000  MBIA, Inc. (NY)                                                                                 16,368,750
  417,000  MetLife, Inc. (NY)                                                                               9,957,960
  246,500  Protective Life Corp. (AL)                                                                       7,044,970
  392,500  Prudential Financial, Inc.* (NJ)                                                                11,461,000
  645,000  Torchmark Corp. (AL)                                                                            23,091,000
  538,864  Travelers Property Casualty Corp. (Class A)* (CT)                                                7,193,834

Investment Management 0.33%                                                                                 8,025,920
  142,000  Eaton Vance Corp. (MA)                                                                           4,076,820
   85,000  Legg Mason, Inc. (MD)                                                                            3,949,100

Mortgage Banking 1.50%                                                                                     36,806,430
  550,500  Fannie Mae (DC)                                                                                 36,806,430

Thrifts 8.48%                                                                                             208,579,388
1,090,000  Astoria Financial Corp. (NY)                                                                    28,536,200
  241,700  BostonFed Bancorp., Inc. (MA)                                                                    6,525,900
1,128,686  Golden State Bancorp, Inc.* (CA)                                                                41,524,358
  771,500  GreenPoint Financial Corp. (NY)                                                                 33,614,255
  361,743  MAF Bancorp., Inc. (IL)                                                                         11,753,030
  855,146  Washington Federal, Inc. (WA)                                                                   21,087,900
1,832,711  Washington Mutual, Inc. (WA)                                                                    65,537,745

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 1.69%                                                                              $41,714,000
(Cost $41,714,000)

Joint Repurchase Agreement 1.69%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-02,
due 11-01-02 (Secured by U.S. Treasury Inflation
Indexed Note, 3.00% due 07-15-12)                                               1.90%         $41,714      41,714,000

TOTAL INVESTMENTS 100.00%                                                                              $2,459,607,718

OTHER ASSETS AND LIABILITIES, NET 0.00%                                                                      ($73,693)

TOTAL NET ASSETS 100.00%                                                                               $2,459,534,025

* Non-income producing security.

  Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value
Unaffiliated issuers (cost $1,140,067,887)                     $2,424,769,057
Affiliated issuers (cost $13,952,220)                              34,838,661
Cash                                                                    1,335
Receivable for investments sold                                       225,199
Receivable for shares sold                                            385,933
Dividends and interest receivable                                   4,608,466
Other assets                                                          242,264

Total assets                                                    2,465,070,915

LIABILITIES
Payable for shares repurchased                                      2,352,155
Payable to affiliates                                               2,690,258
Other payables and accrued expenses                                   494,477

Total liabilities                                                   5,536,890

NET ASSETS
Capital paid-in                                                 1,015,430,489
Accumulated net realized gain on investments                      136,177,993
Net unrealized appreciation of investments                      1,305,587,611
Accumulated net investment income                                   2,337,932

Net assets                                                     $2,459,534,025

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($930,194,005 [DIV] 24,599,940 shares)                         $37.81
Class B ($1,490,996,186 [DIV] 39,706,661 shares)                       $37.55
Class C ($38,343,834 [DIV] 1,020,952 shares)                           $37.56

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($37.81 [DIV] 95%)                                           $39.80
Class C ($37.56 [DIV] 99%)                                             $37.94

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (including $947,723 received from affiliated issuers
  and net of foreign withholding taxes of $74,644)                $67,986,050
Interest                                                            1,588,756

Total investment income                                            69,574,806

EXPENSES
Investment management fee                                          21,221,360
Class A distribution and service fee                                2,715,369
Class B distribution and service fee                               18,089,113
Class C distribution and service fee                                  415,248
Transfer agent fee                                                  6,538,685
Accounting and legal services fee                                     590,476
Custodian fee                                                         365,542
Trustees' fee                                                         174,014
Miscellaneous                                                         151,515
Printing                                                              122,085
Registration and filing fee                                            90,009
Legal fee                                                              38,650
Auditing fee                                                           37,300
Interest expense                                                          879

Total expenses                                                     50,550,245
Less expense reductions                                                (1,850)

Net expenses                                                       50,548,395

Net investment income                                              19,026,411

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments (including $701,568
  gain on sales of investments in affiliated issuers)             164,059,205
Change in net unrealized appreciation (depreciation)
  of investments                                                   16,815,330

Net realized and unrealized gain                                  180,874,535

Increase in net assets from operations                           $199,900,946

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                         YEAR            YEAR
                                                        ENDED           ENDED
                                                     10-31-01        10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $28,401,223     $19,026,411

Net realized gain                                 379,811,924     164,059,205
Change in net unrealized
  appreciation (depreciation)                    (204,689,820)     16,815,330

Increase in net assets
  resulting from operations                       203,523,327     199,900,946

Distributions to shareholders
From net investment income
Class A                                           (11,803,922)    (10,207,827)
Class B                                           (15,631,449)     (8,266,089)
Class C                                              (283,969)       (175,673)
From net realized gain
Class A                                           (64,165,032)    (95,853,190)
Class B                                          (178,035,033)   (223,446,572)
Class C                                            (2,837,671)     (4,575,691)
                                                 (272,757,076)   (342,525,042)
From Fund share transactions                     (189,914,515)   (132,695,857)

NET ASSETS
Beginning of period                             2,994,002,242   2,734,853,978

End of period 1                                $2,734,853,978  $2,459,534,025

1 Includes accumulated net investment income of $1,958,898 and $2,337,932, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $48.73      $50.34      $51.21      $41.44      $40.09
Net investment income 1                                   0.66        0.68        0.78        0.60        0.45
Net realized and unrealized
  gain (loss) on investments                              1.99        2.36       (5.49)       2.04        2.55
Total from
  investment operations                                   2.65        3.04       (4.71)       2.64        3.00
Less distributions
From net investment income                               (0.65)      (0.70)      (0.81)      (0.60)      (0.46)
From net realized gain                                   (0.39)      (1.47)      (4.25)      (3.39)      (4.82)
                                                         (1.04)      (2.17)      (5.06)      (3.99)      (5.28)
Net asset value,
  end of period                                         $50.34      $51.21      $41.44      $40.09      $37.81
Total return 2 (%)                                        5.33        6.24       (8.62)       6.90        7.50

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,500      $1,206        $788        $797        $930
Ratio of expenses
  to average net assets (%)                               1.24        1.27        1.37        1.28        1.35
Ratio of net investment income
  to average net assets (%)                               1.23        1.33        2.01        1.42        1.14
Portfolio turnover (%)                                       5           4           5          23           7

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $48.48      $50.08      $50.94      $41.20      $39.84
Net investment income 1                                   0.30        0.35        0.50        0.31        0.19
Net realized and unrealized
  gain (loss) on investments                              1.97        2.36       (5.46)       2.02        2.52
Total from
  investment operations                                   2.27        2.71       (4.96)       2.33        2.71
Less distributions
From net investment income                               (0.28)      (0.38)      (0.53)      (0.30)      (0.18)
From net realized gain                                   (0.39)      (1.47)      (4.25)      (3.39)      (4.82)
                                                         (0.67)      (1.85)      (4.78)      (3.69)      (5.00)
Net asset value,
  end of period                                         $50.08      $50.94      $41.20      $39.84      $37.55
Total return 2 (%)                                        4.62        5.55       (9.26)       6.15        6.77

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $4,507      $3,639      $2,172      $1,900      $1,491
Ratio of expenses
  to average net assets (%)                               1.92        1.92        2.07        1.98        2.03
Ratio of net investment income
  to average net assets (%)                               0.56        0.68        1.31        0.73        0.46
Portfolio turnover (%)                                       5           4           5          23           7

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 3  10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $50.77      $50.94      $41.20      $39.84
Net investment income 1                                   0.22        0.32        0.30        0.17
Net realized and unrealized
  gain (loss) on investments                              0.21       (5.28)       2.03        2.54
Total from
  investment operations                                   0.43       (4.96)       2.33        2.71
Less distributions
From net investment income                               (0.26)      (0.53)      (0.30)      (0.17)
From net realized gain                                      --       (4.25)      (3.39)      (4.82)
                                                         (0.26)      (4.78)      (3.69)      (4.99)
Net asset value,
  end of period                                         $50.94      $41.20      $39.84      $37.56
Total return 2 (%)                                        0.87 4     (9.26)       6.15        6.78

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $7         $34         $39         $38
Ratio of expenses
  to average net assets (%)                               1.97 5      2.07        1.98        2.05
Ratio of net investment income
  to average net assets (%)                               0.65 5      1.30        0.71        0.44
Portfolio turnover (%)                                       4           5          23           7

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Class C shares began operations on 3-1-99.

4 Not annualized.

5 Annualized.


See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date, or in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2002, the tax character of distributions paid was as follows: ordinary income $18,649,589 and long-term capital gains $323,875,453. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, the components of distributable earnings on a tax basis included $2,490,904 of undistributed ordinary income and $136,888,253 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the custody expense reduction amounted to $1,850 and had no impact on the Fund's ratio of expenses to average net assets, for the year ended October 31, 2002.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $859,716 with regard to sales of Class A shares. Of this amount, $129,829 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $650,153 was paid as sales commissions to unrelated broker-dealers and $79,734 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $114,717 with regard to sales of Class C shares. Of this amount, $113,865 was paid as sales commissions to unrelated broker-dealers and $852 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $2,752,703 for Class B shares and $25,184 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursements for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-01          YEAR ENDED 10-31-02
                              SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                       3,768,184    $158,548,460    7,818,662    $310,266,525
Distributions reinvested   1,649,079      63,320,380    2,334,747      88,745,605
Repurchased               (4,573,055)   (192,000,708)  (5,422,394)   (214,773,659)
Net increase                 844,208     $29,868,132    4,731,015    $184,238,471

CLASS B SHARES
Sold                       3,288,747    $134,374,361    3,709,326    $146,341,721
Distributions reinvested   3,575,571     135,854,532    4,347,119     164,054,232
Repurchased              (11,894,998)   (495,622,984)  16,025,659)   (629,561,647)
Net decrease              (5,030,680)  ($225,394,091)  (7,969,214)  ($319,165,694)

CLASS C SHARES
Sold                         453,251     $18,826,290      382,804     $15,425,524
Distributions reinvested      64,404       2,449,097       97,477       3,678,268
Repurchased                 (373,740)    (15,663,943)    (428,918)    (16,872,426)
Net increase                 143,915      $5,611,444       51,363      $2,231,366

NET DECREASE              (4,042,557)  ($189,914,515)  (3,186,836)  ($132,695,857)



NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $183,533,939 and $489,945,092, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $1,154,730,366. Gross unrealized appreciation and depreciation of investments aggregated $1,330,775,333 and $25,897,981, respectively, resulting in net unrealized appreciation of $1,304,877,352. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2002 is set forth below.

                        BEGINNING      ENDING
                            SHARE       SHARE    REALIZED   DIVIDEND        ENDING
AFFILIATE                  AMOUNT      AMOUNT        GAIN     INCOME         VALUE
BostonFed Bancorp., Inc.
(MA) bought: none,
sold: 25,000 shares
at $704,657               266,700     241,700    $407,214   $164,597    $6,525,900

Commercial Bankshares,
Inc. (FL) bought: none,
sold: 5,000 shares
at $139,134               189,052     184,052      75,374    166,366     5,079,835

Independent Bank
Corp. (MA) bought: none,
sold: 15,000 shares
at $345,871               750,000     735,000     191,184    350,700    16,023,000

TriCo Bancshares (CA) 1
bought: none, sold:
5,000 shares
at $116,754               332,575     327,575      27,796    266,060     7,209,926

Totals                                           $701,568   $947,723   $34,838,661

1 No longer an affiliated issuer.



NOTE F
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $27,044,108, an increase in accumulated net investment income of $2,212 and an increase in capital paid-in of $27,041,896. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of the Fund's utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Regional Bank Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Regional Bank Fund (a series of John Hancock Investment Trust II) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

The Fund has designated distributions to shareholders of $350,923,840 as a capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2002, 100.00% of the dividends qualify for the corporate dividends-received deduction.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1996                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1996                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             1996                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1986                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                1996                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               1992                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           1993                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1991                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1986                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1992
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Regional Bank Fund.

0100A  10/02
       12/02






John Hancock
Small Cap Equity
Fund

formerly
Small Cap
Value Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 29

For your information
page 33


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia
tion by investing
primarily in
stocks of small-
capitalization
companies.

Over the last twelve months

* The Fund underwent a significant transition, making it more diversified and bringing performance up to its peers.

* The stock market experienced one of its most volatile periods since post-World War II, with sizable declines across nearly all sectors.

* The Fund's above-average stake in technology and telecommunications hurt performance.

[Bar chart with heading "John Hancock Small Cap Equity Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 5% with -35% at the bottom and 0% at the top. The first bar represents the -30.44% total return for Class A. The second bar represents the -30.90% total return for Class B. The third bar represents the -30.90% total return for Class
C. The fourth bar represents the -29.91% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.7%   Covance
 2.5%   Chesapeake Energy
 2.4%   Winnebago Industries
 2.3%   Cognex
 2.3%   Pride International
 2.3%   Cumulus Media, Inc. (Class A)
 2.3%   Precision Drilling
 2.2%   Superior Industries International
 2.2%   i-STAT
 2.2%   Headwaters

As a percentage of net assets on October 31, 2002.



BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

John Hancock
Small Cap Equity Fund

MANAGERS'
REPORT

In April 2002, Alan Norton and Henry Mehlman assumed management of the Fund. Messrs. Norton and Mehlman have a total of 45 years investment experience, many of them spent managing small-cap and mid-cap portfolios.

In the midst of a steadily declining stock market that produced negative results for most equity mutual funds over the last year, John Hancock Small Cap Equity Fund underwent a significant transition that helped to reduce volatility, increase diversification and bring the Fund's performance up to that of its peers.

"...John Hancock Small
 Cap Equity Fund
 underwent a signi-
 ficant transition..."

After assuming management in April, we began applying our well-defined philosophy with the goal of stabilizing the portfolio and improving results. Our mission was to broaden the industry diversification and increase the quality of the holdings in the Fund. Drawing on our extensive experience, we targeted small-cap companies with seasoned management teams, histories of rising earnings and profitability, strong balance sheets and franchise positions in the niches they serve.

We take a very balanced and disciplined approach to crafting the portfolio, striving to be diversified both across industry sectors and growth rates. We seek companies growing earnings per share by 10% to 15% a year, as well as those growing 25% or better. The 10% to 15% growers tend to be more consistent in their growth, albeit at a slower rate. The 25% growers tend to be more volatile and sometimes more aggressive selections. Our emphasis on balance means that the portfolio will not be overly concentrated on the slower growers nor the faster growers. This structure reduces volatility and positions the portfolio to better weather all market conditions.

[Photos of Alan Norton and Henry Mehlman flush right next to first paragraph.]

NEW STRATEGY AND BALANCE

To make these changes, we had to cut back on the Fund's tech and telecom investments at a time when many were tumbling in value and hard to sell. We implemented a hedging strategy that was approved by the Fund's board of trustees to protect the portfolio's downside risk. This is not a normal strategy that we employ, but was dictated by the extreme market conditions experienced over the past year. The hedge successfully neutralized the performance of a specific group of stocks in the Fund and allowed us to trim our tech investments without incurring further losses. The Fund is now less dependent on any one area to do well and also less vulnerable to weak performance in any one sector.

"By period end, we had cut
 tech and telecom..."

MARKET AND FUND PERFORMANCE REVIEW

This transitioning of the Fund occurred in an extremely difficult market environment. After a strong rally at the end of 2001, stocks reversed course in the New Year against a backdrop of economic uncertainty, weak corporate spending, accounting scandals, and growing hostilities with Iraq. Small-cap stocks held up longer than large-cap stocks, but finally capitulated amid massive selling in the third quarter of 2002. Small-cap stocks returned -11.57% for the year ended October 31, 2002, as measured by the Russell 2000 Index. By comparison, the large-cap Standard & Poor's 500 Stock Index returned -15.10%.

FUND PERFORMANCE

John Hancock Small Cap Equity Fund also lost ground, but incurred the bulk of its underperformance during the first eight months of the year, when the previous managers had as much as 40% of the Fund's assets in technology and telecommunications. Amid anemic economic growth, corporations continued to postpone spending, causing these stocks to plummet. During the same eight-month period, the Fund's below-average stake in better performing financials also detracted from performance, as did weak stock selection in both the financials it did own, and in the consumer discretionary and consumer staples sectors. Once the Fund's transitioning was complete, its performance began to track that of its peer group.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 13%, the second is Oil & gas 9%, the third Computers 8%, the fourth Electronics 7%, and the fifth Media 5%.]

For the 12 months ended October 31, 2002, the Fund's Class A, Class B, Class C and Class I shares returned -30.44%, -30.90%, -30.90% and -29.91%, respectively, at net asset value. By comparison, the average small-cap core fund returned -9.17%, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

TECH AND TELECOM LOSSES

The Fund's worst performers included Wind River Systems, Parametric Technology and Aspen Technology, software companies crippled by slow end-market demand. Telecom service providers such as CTC Communications and NTELOS also fell sharply, as did Skyworks Solutions, Three-Five Systems and Vicor, all of which supply components to wireless companies. We eliminated or reduced the Fund's stakes in most of these names. We held on, however, to Pegasus Communications, a highly leveraged satellite television operator that fell from investor favor. We expect the company's new business model to help strengthen its financial position as cash flow improves.

BREADTH AND QUALITY

By the period's end, we had cut tech and telecom to about 21% of assets. Our focus was on semiconductor equipment and software names that should be among the first to benefit as the economic recovery gains momentum. We also boosted our investment in financials, targeting regional banks with pristine credit quality and above-average returns on assets.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Wind River followed by a down arrow with the phrase "Slowdown in corporate spending on software." The second listing is Pegasus Communications followed by a down arrow with the phrase "Changed business model, high debt levels." The third listing is Superior Industries followed by a sideways arrow with the phrase "Strong demand for auto products, financial strength."]

We added as well to the Fund's consumer discretionary stake, focusing on homebuilders and recreational vehicle (RV) manufacturers that can benefit from an economic recovery as well as demographic trends. A new addition was Winnebago Industries, which makes RVs. We also kept a reduced but sizable stake in Cumulus Media, a radio operator that has profited handsomely from an improved environment for ad spending.

"...we like the prospects for
 small-cap stocks..."


OPPORTUNITY AHEAD

Other sectors that we believe hold promise include industrials, health care and energy. We like the breadth of the industrial sector, which includes business services, education, defense and transportation, as well as heavy manufacturing companies. In the health-care sector, our focus is on medical products and services companies like Covance, a drug testing company, that stand to profit as biotechnology and pharmaceutical companies invest in research and development. Finally, we believe energy stocks like Chesapeake Energy and Precision Drilling could benefit from rising commodity prices, colder weather and improved economic growth. Overall, we like the prospects for small-cap stocks, which have above-average earnings growth opportunities from exploiting market niches that are unavailable to very large companies.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

The index used for
comparison is the
Russell 2000 Index,
an unmanaged index
composed of 2,000
U.S. small-capitalization
stocks.

It is not possible to
invest in an index.

                  Class A      Class B      Class C     Class I 1     Index
Inception date     1-3-94       1-3-94       5-1-98     8-15-01         --

Average annual returns with maximum sales charge (POP)
One year           -33.90%      -34.32%      -32.26%     -29.91%    -11.57%
Five years           0.48%        0.50%          --          --      -1.70%
Since inception      7.84%        7.71%       -0.53%     -37.18%        --

Cumulative total returns with maximum sales charge (POP)
One year           -33.90%      -34.32%      -32.26%     -29.91%    -11.57%
Five years           2.40%        2.54%          --          --      -8.21%
Since inception     94.69%       92.64%       -2.36%     -43.05%        --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Equity Fund, before sales charge, and is equal to $20,500 as of October 31, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Equity Fund, after sales charge, and is equal to $19,469 as of October 31, 2002. The third line represents the Index and is equal to $16,321 as of October 31, 2002.

                                    Class B 1    Class C 1    Class I 2
Period beginning                     1-3-94       5-1-98      8-15-01
Without sales charge                $19,264       $9,866       $5,696
With maximum sales charge                --       $9,768           --
Index                               $16,321       $8,204       $7,839

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Stocks, preferred stocks and warrants are further broken down by industry group.
Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 101.52%                                                                                    $460,457,861
(Cost $611,431,359)

Aerospace -- Defense 3.78%                                                                                $17,154,400
  180,000   FLIR Systems, Inc.* +                                                                           8,519,400
1,100,000   Innovative Solutions & Support, Inc.*                                                           8,635,000

Automobiles/Trucks 3.79%                                                                                   17,186,260
  122,800   Oshkosh Truck Corp. +                                                                           6,993,460
  240,000   Superior Industries International, Inc.                                                        10,192,800

Banks -- United States 5.02%                                                                               22,754,074
  215,000   Southwest Bancorp. of Texas, Inc.* +                                                            6,073,750
  550,000   Sterling Bancshares, Inc. +                                                                     6,748,500
  233,800   Westamerica Bancorp. +                                                                          9,931,824

Building 3.75%                                                                                             17,009,550
  135,000   Beazer Homes USA, Inc.*                                                                         8,873,550
   24,000   NVR, Inc.* +                                                                                    8,136,000

Business Services -- Misc. 3.03%                                                                           13,749,433
  260,000   Advisory Board Co. (The)*                                                                       8,333,000
  500,000   Jack Henry & Associates, Inc. +                                                                 5,139,500
  118,735   Student Advantage, Inc.*                                                                          137,733
  120,000   Student Advantage, Inc. (R)                                                                       139,200

Chemicals 4.06%                                                                                            18,420,425
  209,700   Cabot Microelectronics Corp.*                                                                   9,518,283
  619,200   Foamex International, Inc.                                                                        823,536
  183,981   Minerals Technologies, Inc. +                                                                   8,078,606

Computer -- Software 7.71%                                                                                 34,987,866
  361,700   Advent Software, Inc.*                                                                          5,103,587
  300,000   Borland Software Corp.*                                                                         4,029,000
  556,000   Cognex Corp.*                                                                                  10,541,760
  175,000   Open Text Corp.* (Canada)                                                                       4,229,750
  400,000   Precise Software Solutions Ltd.* (Israel)                                                       4,640,000
  340,000   S1 Corp.* +                                                                                     1,505,860
  415,000   ScanSoft, Inc.*                                                                                 1,917,300
1,086,550   SonicWall, Inc.*                                                                                3,020,609

Consumer Products Misc. 2.47%                                                                              11,205,108
  219,040   Leapfrog Enterprises, Inc.*                                                                     5,986,363
  304,300   Yankee Candle Co, Inc. (The)*                                                                   5,218,745

Electronics 7.45%                                                                                          33,807,791
  525,000   Cree, Inc.*                                                                                     9,056,250
  547,700   Plexus Corp.* +                                                                                 5,876,821
1,355,000   Skyworks Solutions, Inc.                                                                        9,620,500
1,391,612   Vicor Corp.*                                                                                    9,254,220

Energy 3.14%                                                                                               14,234,600
  540,000   AstroPower, Inc.*                                                                               4,287,600
  580,000   Headwaters, Inc.*                                                                               9,947,000

Finance 5.03%                                                                                              22,810,131
  720,000   Euronet Worldwide, Inc.*                                                                        3,492,000
  125,300   Federal Agricultural Mortgage Corp. (Class C)*                                                  3,918,131
  700,000   Sovereign Bancorp., Inc.                                                                        9,856,000
  300,000   Staten Island Bancorp., Inc.                                                                    5,544,000

Food 2.31%                                                                                                 10,481,256
  212,200   American Italian Pasta Co. (Class A)* +                                                         7,310,290
  778,700   Galaxy Nutritional Foods, Inc.*                                                                 1,713,140
  662,648   Galaxy Nutritional Foods, Inc.* (r)                                                             1,457,826

Healthcare 1.43%                                                                                            6,497,348
  192,400   ResMed, Inc.*                                                                                   6,497,348

Insurance 1.17%                                                                                             5,310,726
   22,260   Platinum Underwriters Holdings, Ltd.* (Bermuda)                                                   558,726
   88,000   StanCorp Financial Group, Inc. +                                                                4,752,000

Machinery 2.06%                                                                                             9,321,750
  175,000   Manitowoc Co., Inc. (The) +                                                                     4,128,250
1,038,700   UNOVA, Inc. *                                                                                   5,193,500

Media 5.42%                                                                                                24,570,822
  608,248   Cumulus Media, Inc. (Class A)*                                                                 10,425,371
3,560,250   Pegasus Communications Corp.*                                                                   5,518,387
  279,800   Radio One, Inc. (Class D)*                                                                      4,667,064
1,320,000   XM Satellite Radio Holdings, Inc. (Class A)*                                                    3,960,000

Medical 12.82%                                                                                             58,172,400
  125,000   Celgene Corp.*                                                                                  2,768,750
  120,000   Cerus Corp.*                                                                                    2,138,400
  242,580   Charles River Laboratories International, Inc.*                                                 8,914,815
  543,500   Covance, Inc.*                                                                                 12,109,180
  350,000   HealthTronics Surgical Services, Inc.*                                                          3,080,000
2,808,100   i-STAT Corp.*                                                                                   9,968,755
  210,000   Medicis Pharmaceutical Corp. (Class A)*                                                         9,639,000
  289,500   Techne Corp.* +                                                                                 9,553,500

Oil & Gas 8.52%                                                                                            38,634,722
1,600,000   Chesapeake Energy Corp.                                                                        11,168,000
  115,000   Patina Oil & Gas Corp.                                                                          3,352,250
  300,000   Precision Drilling Corp.* + (Canada)                                                           10,245,000
  752,779   Pride International, Inc.* +                                                                   10,448,572
  135,000   St. Mary Land & Exploration Co.                                                                 3,420,900

Real Estate Investment Trust 0.66%                                                                          2,986,200
   71,100   Alexandria Real Estate Equities, Inc.                                                           2,986,200

Recreational Vehicles 3.32%                                                                                15,069,180
  270,000   Monaco Coach Corp.* +                                                                           4,371,300
  236,000   Winnebago Industries, Inc.                                                                     10,697,880

Retail 1.36%                                                                                                6,182,750
  250,500   Hot Topic, Inc.*                                                                                4,884,750
  100,000   Shoe Carnival, Inc.*                                                                            1,298,000

Schools / Education 2.07%                                                                                   9,380,250
  247,500   Corinthian Colleges, Inc.*                                                                      9,380,250

Telecommunications 3.74%                                                                                   16,978,800
  177,420   Commonwealth Telephone Enterprises, Inc.*                                                       6,550,346
  500,000   EMS Technologies, Inc.* (r)                                                                     7,005,000
  541,600   Lightbridge, Inc.* +                                                                            3,423,454

Transportation 4.58%                                                                                       20,756,928
  160,000   Landstar System, Inc.* +                                                                        7,798,400
  402,000   Pacer International, Inc.*                                                                      4,743,600
1,119,200   RailAmerica, Inc.* (r)                                                                          8,214,928

Utilities 2.70%                                                                                            12,225,859
  124,937   CH Energy Group, Inc. +                                                                         6,228,109
  165,000   Peoples Energy Corp. +                                                                          5,997,750

Waste Disposal Service & Equip 0.13%                                                                          569,232
  106,200   Casella Waste Systems, Inc.*                                                                      569,232

PREFERRED STOCKS 0.89%                                                                                     $4,048,500
(Cost $3,750,000)

Insurance 0.89%
  150,000   United Fire & Casualty Insurance, 6.375%, Ser A                                                 4,048,500

WARRANTS 0.00%                                                                                                     $4
(Cost $0)

Medical 0.00%
  350,000   i-STAT Corp.* (r)                                                                                       4

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 22.32%                                                                            $101,250,473
(Cost $101,250,473)

Joint Repurchase Agreement 1.29%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-02,
due 11-01-02 (Secured by U.S. Treasury Inflation
Indexed Note, 3.000% due 07-15-12)                                               1.90%         $5,851       5,851,000

                                                                                               SHARES
Cash Equivalents 21.03%
AIM Cash Investment Trust**                                                                95,399,473      95,399,473

TOTAL INVESTMENTS 124.73%                                                                                $565,756,838

OTHER ASSETS AND LIABILITIES, NET (24.73%)                                                              ($112,158,500)

TOTAL NET ASSETS 100.00%                                                                                 $453,598,338

ISSUER, DESCRIPTION                                                                            SHARES           VALUE
INVESTMENTS SOLD SHORT 6.03%
(Contract amount $26,607,978)

Broadband HOLDRs Trust                                                                        604,400       4,291,240
iShares Russell 2000 Index Fund                                                               146,400      10,906,800
iShares Russell 2000 Value Index Fund                                                         111,500      12,160,190
WorldCom, Inc. -- MCI Group*                                                                      735              74
WorldCom, Inc. -- WorldCom Group*                                                              18,392           1,637
TOTAL                                                                                                     $27,359,941

 * Non-income producing security.

** Represents investment of security lending collateral.

 + These securities have been segregated by the Fund's custodian bank to secure the Fund's outstanding short sale positions. As of October 31, 2002, the total market value of these securities amounted to $141,260,346.

See notes to
financial statements.



Notes to Schedule of Investments

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                               VALUE AS A         VALUE
                                                                               PERCENTAGE         AS OF
                                                  ACQUISITION   ACQUISITION     OF FUND'S    OCTOBER 31,
ISSUER, DESCRIPTION                                  DATE          COST        NET ASSETS          2002
EMS Technologies Inc. --
  common stock                                     08-22-01     $7,000,000           1.54%    $7,005,000
Galaxy Nutritional Foods, Inc. --
  common stock                                     09-25-01      3,630,000           0.32      1,457,826
i-STAT Corp. --
  warrants                                         08-03-01              0           0.00              4
RailAmerica, Inc. --
  common stock                                     06-25-01     12,031,400           1.81      8,214,928

Total                                                                                3.67%   $16,677,758


(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $139,200 or 0.03% of net assets as of October 31, 2002.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value
Unaffiliated issuers (cost $610,633,036)                         $538,463,730
Affiliated issuers (cost $105,798,796)                             27,293,108
Due from broker                                                     5,335,216
Receivable for investments sold                                    26,925,352
Receivable for shares sold                                            233,469
Dividends and interest receivable                                     188,849
Other assets                                                           13,458

Total assets                                                      598,453,182

LIABILITIES
Due to custodian                                                    2,544,440
Payable for investments purchased                                  17,856,885
Payable for shares repurchased                                      1,346,763
Payable for short sales (proceeds
received $26,607,978)                                              27,359,941
Payable for securities on loan                                     95,399,473
Payable to affiliates                                                 160,652
Other payables and accrued expenses                                   186,690

Total liabilities                                                 144,854,844

NET ASSETS
Capital paid-in                                                   875,327,354
Accumulated net realized loss on investments                     (270,297,872)
Net unrealized depreciation of investments
and short sales                                                  (151,426,957)
Accumulated net investment loss                                        (4,187)

Net assets                                                       $453,598,338

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($200,924,867 [DIV] 17,573,661 shares)                         $11.43
Class B ($175,096,017 [DIV] 15,976,627 shares)                         $10.96
Class C ($63,423,751 [DIV] 5,786,643 shares)                           $10.96
Class I ($14,153,703 [DIV] 1,227,865 shares)                           $11.53

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($11.43 [DIV] 95%)                                           $12.03
Class C ($10.96 [DIV] 99%)                                             $11.07

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Securities lending income                                          $2,827,023
Dividends                                                             837,447
Interest                                                              528,953

Total investment income                                             4,193,423

EXPENSES
Investment management fee                                           5,097,548
Class A distribution and service fee                                1,003,542
Class B distribution and service fee                                2,843,521
Class C distribution and service fee                                1,028,155
Class A, B and C transfer agent fee                                 2,830,028
Class I transfer agent fee                                             25,021
Broker commissions on short sales                                     648,430
Custodian fee                                                         162,801
Accounting and legal services fee                                     153,875
Registration and filing fee                                           119,046
Printing                                                               64,742
Trustees' fee                                                          53,767
Auditing fee                                                           43,300
Miscellaneous                                                          40,537
Legal fee                                                              19,705
Interest expense                                                       11,963

Total expenses                                                     14,145,981
Less expense reductions                                                (6,272)

Net expenses                                                       14,139,709

Net investment loss                                                (9,946,286)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments (including
  $132,294,045 net realized losses on sales of
  investments in affiliated issuers)                             (255,484,638)
Change in net unrealized appreciation (depreciation)
  of investments and short sales                                   17,837,905

Net realized and unrealized loss                                 (237,646,733)

Decrease in net assets from operations                          ($247,593,019)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       10-31-01      10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                 ($9,035,758)  ($9,946,286)
Net realized gain (loss)                             12,097,979  (255,484,638)
Change in net unrealized
  appreciation (depreciation)                      (163,051,738)   17,837,905

Decrease in net assets
  resulting from operations                       (159,989,517)  (247,593,019)

Distributions to shareholders
From net realized gain
Class A                                             (22,774,955)   (3,674,014)
Class B                                             (21,074,593)   (3,098,005)
Class C                                              (4,195,342)   (1,055,095)
Class I 1                                                    --           (83)
                                                    (48,044,890)   (7,827,197)
From Fund share transactions                        371,675,769   (28,770,339)

NET ASSETS
Beginning of period                                 574,147,531   737,788,893

End of period 2                                    $737,788,893  $453,598,338

1 Class I shares began operations on 8-15-01.

2 Includes accumulated net investment loss of $2,366 and $4,187, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

PERIOD ENDED                                          12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.32      $12.27      $10.82      $17.27      $22.07      $16.59
Net investment income (loss)2                             0.06        0.02       (0.09)      (0.18)      (0.18)      (0.16)
Net realized and unrealized
  gain (loss) on investments                              2.52       (1.47)       6.67        6.35       (3.49)      (4.83)
Total from
  investment operations                                   2.58       (1.45)       6.58        6.17       (3.67)      (4.99)
Less distributions
From net investment income                               (0.03)         --          --          --          --          --
From net realized gain                                   (0.60)         --       (0.13)      (1.37)      (1.81)      (0.17)
                                                         (0.63)         --       (0.13)      (1.37)      (1.81)      (0.17)
Net asset value,
  end of period                                         $12.27      $10.82      $17.27      $22.07      $16.59      $11.43
Total return 3 (%)                                       25.25 4    (11.82) 4,5  61.39 4     37.75      (18.02)     (30.44) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $21         $23         $52        $276        $353        $201
Ratio of expenses to
  average net assets (%)                                  0.99        1.01 6      1.39        1.36        1.35        1.58
Ratio of adjusted expenses to
  average net assets 7 (%)                                1.59        1.62 6      1.54          --          --          --
Ratio of net investment
  income (loss) to average
  net assets (%)                                          0.47        0.25 6     (0.67)      (0.77)      (0.95)      (1.00)
Portfolio turnover (%)                                     140          69         140          36          66          44

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.31      $12.21      $10.71      $16.98      $21.51      $16.02
Net investment loss 2                                    (0.03)      (0.04)      (0.18)      (0.31)      (0.31)      (0.26)
Net realized and unrealized
  gain (loss) on investments                              2.53       (1.46)       6.58        6.21       (3.37)      (4.63)
Total from
  investment operations                                   2.50       (1.50)       6.40        5.90       (3.68)      (4.89)
Less distributions
From net realized gain                                   (0.60)         --       (0.13)      (1.37)      (1.81)      (0.17)
Net asset value,
  end of period                                         $12.21      $10.71      $16.98      $21.51      $16.02      $10.96
Total return 3 (%)                                       24.41 4    (12.29) 4,5  60.33 4     36.73      (18.58)     (30.90) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $35         $31         $75        $249        $288        $175
Ratio of expenses to
  average net assets (%)                                  1.69        1.71 6      2.06        2.06        2.05        2.28
Ratio of adjusted expenses to
  average net assets 7 (%)                                2.29        2.32 6      2.21          --          --          --
Ratio of net investment
  loss to average net assets (%)                         (0.24)      (0.45) 6    (1.34)      (1.38)      (1.65)      (1.70)
Portfolio turnover (%)                                     140          69         140          36          66          44

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-98 8  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $13.39      $10.71      $16.97      $21.51      $16.02
Net investment loss 2                                    (0.03)      (0.19)      (0.34)      (0.30)      (0.26)
Net realized and unrealized
  gain (loss) on investments                             (2.65)       6.58        6.25       (3.38)      (4.63)
Total from
  investment operations                                  (2.68)       6.39        5.91       (3.68)      (4.89)
Less distributions
From net realized gain                                      --       (0.13)      (1.37)      (1.81)      (0.17)
Net asset value,
  end of period                                         $10.71      $16.97      $21.51      $16.02      $10.96
Total return 3 (%)                                      (20.01) 4,5  60.24 4     36.82      (18.58)     (30.90) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        $4         $49         $96         $63
Ratio of expenses to
  average net assets (%)                                  1.71 6      2.09        2.07        2.05        2.28
Ratio of adjusted expenses to
  average net assets 7 (%)                                2.32 6      2.25          --          --          --
Ratio of net investment
  loss to average net assets (%)                         (0.54) 6    (1.43)      (1.50)      (1.62)      (1.70)
Portfolio turnover (%)                                      69         140          36          66          44

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 8  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $20.44      $16.61
Net investment loss 2                                       -- 10    (0.09)
Net realized and unrealized
  loss on investments                                    (3.83)      (4.82)
Total from
  investment operations                                  (3.83)      (4.91)
Less distributions
From net realized gain                                      --       (0.17)
Net asset value,
  end of period                                         $16.61      $11.53
Total return 3 (%)                                      (18.74) 5   (29.91)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9       $14
Ratio of expenses to
  average net assets (%)                                  0.87 6      1.28
Ratio of net investment
  loss to average net assets (%)                         (0.06) 6    (0.69)
Portfolio turnover (%)                                      66          44

 1 Effective 10-31-98, the fiscal year end changed from December 31 to October 31.

 2 Based on the average of the shares outstanding.

 3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 5 Not annualized.

 6 Annualized.

 7 Does not take into consideration expense reductions during the periods shown.

 8 Class C and Class I shares began operations on 5-1-98 and 8-15-01, respectively.

 9 Less than $500,000.

10 Less than $0.01 per share.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Small Cap Equity Fund (the "Fund") (formerly John Hancock Small Cap Value Fund) is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2002, the Fund loaned securities having a market value of $93,528,895, collateralized by cash in the amount of $95,399,473. The cash collateral was invested in a short-term instrument.

Short Sales

The Fund, in "selling short," sells borrowed securities which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the statement of assets and liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market.

At October 31, 2002, securities with a market value of $141,260,346 had been segregated to the Fund's custodian to secure the Fund's outstanding short sales positions.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $268,998,018 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $3,417,853 and October 31, 2010 -- $265,580,165.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2002, the tax character of distributions paid was as follows: long-term capital gains $7,827,197. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund's average daily net asset value.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the custody expense reduction amounted to $6,272 and had no impact on the Fund's ratio of expenses to average daily net assets, for the year ended October 31, 2002.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $1,283,072 with regard to sales of Class A shares. Of this amount, $155,281 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,085,030 was paid as sales commissions to unrelated broker-dealers and $42,761 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $488,638 with regard to sales of Class C shares. Of this amount, $487,304 was paid as sales commissions to unrelated broker-dealers and $1,334 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $1,140,471 for Class B shares and $108,889 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value attributable to Class I shares, plus certain out-of-pocket expenses. Effective January 1, 2003, for Class A, B and C shares, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. (Class I transfer agent fee structure will not be changing.)

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 10-31-01             YEAR ENDED 10-31-02
                              SHARES           AMOUNT          SHARES          AMOUNT
CLASS A SHARES
Sold                      17,209,047     $335,630,884     11,355,090     $191,507,864
Distributions reinvested     953,064       19,032,802        173,657        3,056,360
Repurchased               (9,377,823)    (180,007,726)   (15,247,199)    (237,001,246)
Net increase (decrease)    8,784,288     $174,655,960     (3,718,452)    ($42,437,022)

CLASS B SHARES
Sold                       9,557,260     $180,752,448      5,978,923     $101,838,752
Distributions reinvested     808,251       15,687,660        137,516        2,336,393
Repurchased               (3,929,744)     (70,886,738)    (8,151,754)    (116,147,090)
Net increase (decrease)    6,435,767     $125,553,370     (2,035,315)    ($11,971,945)

CLASS C SHARES
Sold                       4,491,024     $84,963,268       3,064,854      $51,824,102
Distributions reinvested     145,270       2,819,124          45,584          774,471
Repurchased                 (911,560)    (16,325,953)     (3,326,197)     (46,127,087)
Net increase (decrease)    3,724,734     $71,456,439        (215,759)      $6,471,486

CLASS I SHARES 1
Sold                             489         $10,000         145,325       $1,752,207
Issued in reorganization          --              --       1,729,337       24,698,560
Repurchased                       --              --        (647,286)      (7,283,625)
Net increase                     489         $10,000       1,227,376      $19,167,142

NET INCREASE (DECREASE)    18,945,278   $371,675,769      (4,742,150)    ($28,770,339)

1 Class I shares began operations on 8-15-01.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $321,145,598 and $363,846,053, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $717,273,806. Gross unrealized appreciation and depreciation of investments aggregated $45,795,994 and $197,312,962, respectively, resulting in net unrealized depreciation of $151,516,968. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2002, is set forth below.

                                                 BEGINNING     ENDING
                                                 SHARE         SHARE          REALIZED      DIVIDEND          ENDING
AFFILIATE                                        AMOUNT        AMOUNT         GAIN (LOSS)   INCOME            VALUE
CTC Communications Group, Inc.
  bought: 164,650 shares at $1,406,322
  sold: 2,592,150 shares at $1,561,263           2,427,500            --     ($32,101,718)          --                --
Casella Waste Systems, Inc.
  bought: 25,950 shares at $237,040
  sold: 1,504,250 shares at $16,405,769          1,584,500       106,200 1      1,321,103           --                --
Concord Communications, Inc.
  bought: 32,000 shares at $718,795
  sold: 1,065,100 shares at $22,252,606          1,033,100            --       12,300,707           --                --
Cumulas Media, Inc. (Class A)
  bought: 60,000 shares at $418,790
  sold: 2,481,352 shares at $43,493,172          3,081,800       608,248 1     15,334,297           --                --
Galaxy Nutritional Foods, Inc.
  bought: 175,000 shares at $761,750
  sold: none                                       603,700       778,700               --           --        $1,713,140
Galaxy Nutritional Foods, Inc. (r)
  bought: 140,000 shares at $630,000
  sold: none                                       522,648       662,648               --           --         1,457,826
Hain Celestial Group, Inc.
  bought: 25,700 shares at $522,506
  sold: 1,819,200 shares at $29,574,757          1,793,500            --      (18,033,884)          --                --
i - Stat Corp. (r)
  bought: 631,600 shares at $4,052,439
  sold: none                                     2,176,500     2,808,100               --           --         9,968,755
Innovation Solutions & Support, Inc.
  bought: 185,300 shares at $890,810
  sold: none                                       914,700     1,100,000               --           --         8,635,000
LCC International, Inc. (Class A)
  bought: 48,850 shares at $255,980
  sold: 1,081,850 shares at $1,764,429           1,033,000            --       (4,419,795)          --                --
NTELOS, Inc.
  bought: 51,200 shares at $979,018
  sold: 1,801,900 shares at $1,072,575           1,750,700            --      (39,330,825)          --                --
Pegasus Communications Corp.
  bought: 165,750 shares at $2,790,931
  sold: 788,800 shares at $1,443,916             4,183,300     3,560,250      (29,052,641)          --         5,518,387
Pinnacle Holdings, Inc.
  bought: none
  sold: 2,726,000 shares at $709,298             2,726,000            --       (9,991,234)          --                --
Three-Five Systems, Inc.
  bought: 541,354 shares at $7,524,617
  sold: 1,838,524 shares at $12,525,207          1,297,170            --      (14,884,127)          --                --
UNOVA, Inc.
  bought: 190,309 shares at $967,346
  sold: 2,924,509 shares at $13,369,875          3,772,900     1,038,700 1     (9,726,700)          --                --
Vicor Corp.
  bought: 80,050 shares at $1,338,381
  sold: 255,769 shares at $1,956,701             1,567,950     1,391,612 1     (4,193,130)          --                --
XM Satellite Radio Holdings, Inc. (Class A)
  bought: 130,550 shares at $1,163,001
  sold: 1,531,850 shares at $19,343,145          2,721,300     1,320,000 1        483,902           --                --

Total                                                                       ($132,294,045)          --       $27,293,108


1 As of October 31, 2002, no longer an affiliated issuer.

(r) Direct placement securities are restricted as to resale.


NOTE F
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $3,884,641, a decrease in accumulated net investment loss of $9,944,465 and a decrease in capital paid-in of $6,059,824. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

NOTE G
Reorganization

On June 19, 2002, the shareholders of the John Hancock Small Cap Equity Fund Y approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the John Hancock Small Cap Equity Fund Y in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange 1,729,337 Class I shares of the Fund for the net assets of the John Hancock Small Cap Equity Fund Y, which amounted to $24,698,560, including $7,698,701 of unrealized depreciation, after the close of business on June 28, 2002.

NOTE H
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2003. During the two most recent fiscal years and through August 27, 2002, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their report.



AUDITORS'
REPORT

Report of
Ernst & Young LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Small Cap Equity Fund,

We have audited the accompanying statement of assets and liabilities of the John Hancock Small Cap Equity Fund, formerly John Hancock Small Cap Value Fund, (the "Fund"), one of the portfolios constituting John Hancock Investment Trust II, including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Small Cap Equity Fund at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                                       Ernst & Young LLP

Boston, Massachusetts
December 11, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

With respect to dividends paid by the Fund for the fiscal year ended October 31, 2002, none of the distributions qualify for the dividends-received deduction available to corporations.

The Fund designated distributions to shareholders of $7,827,197 as long-term capital gains dividends. The Fund did not pay any ordinary income dividends during the fiscal year ended October 31, 2002.

Shareholders will be mailed a 2002 U.S. Treasury Department Form
1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1994                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1994                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             1994                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1996                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                1994                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               1996                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           1996                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                  1996                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072



HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Small Cap Equity Fund.

3700A  10/02
       12/02






John Hancock
Financial
Industries Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 27

For your information
page 33

Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia
tion by investing
primarily in stocks
of U.S. and foreign
financial services
companies.

Over the last twelve months

* The stock market declined sharply as the economy struggled.

* Banks produced solid earnings growth and their stocks were among the few groups to advance.

* The Fund outperformed the market but was held back by holdings in complex large-cap companies that drew scrutiny.

[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 5% with -10% at the bottom and 0% at the top. The first bar represents the -5.19% total return for Class A. The second bar represents the -5.85% total return for Class B. The third bar represents the -5.85% total return for Class
C. The fourth bar represents the -4.58% total return for Class I. A note below the chart reads "Total returns are at net asset value with all distributions reinvested."]

Top 10 holdings

 6.2%   Citigroup, Inc.
 6.1%   Wells Fargo & Co.
 5.9%   American International Group, Inc.
 5.8%   Fifth Third Bancorp.
 5.8%   Bank of America Corp.
 5.5%   Freddie Mac
 4.5%   Goldman Sachs Group, Inc.
 4.4%   Marsh & McLennan Cos., Inc.
 4.2%   American Express Co.
 2.9%   Mellon Financial Corp.

As a percentage of net assets on October 31, 2002.



BY JAMES K. SCHMIDT, CFA, AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
Financial Industries Fund

MANAGERS'
REPORT

The stock market declined broadly during the year ended October 31, 2002, growing increasingly more volatile as the year progressed. A combination of negative factors worked on investors, from almost daily barrages of news about accounting and other corporate scandals, to growing fears of terrorism and war. Perhaps most important, the economy's rebound from recession stalled and corporate profits remained weak. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned -15.10% for the year ended October 31, 2002.

Financial stocks continued to outperform the broad market, with small and midsize bank stocks leading the pack all year. They were bolstered by falling interest rates, solid earnings growth and little exposure to the problem areas that hurt the larger banks -- syndicated loans, capital markets activity and involvement with struggling Latin American countries. Banks for the most part sidestepped the scandal-related issues that hit other parts of the market. On the other hand, financial companies with exposure to the difficult stock market were hammered, from insurance companies to brokerage firms and money-center and trust banks. In the summer, several headline earnings misses, along with congressional testimony by Citigroup and J.P. Morgan Chase regarding their Enron connections, also briefly soured investors on the sector despite good earnings news overall.

"Financial stocks contin-
 ued to outperform the
 broad market..."

FUND PERFORMANCE REVIEW

For the year ended October 31, 2002, John Hancock Financial Industries Fund's Class A, Class B, Class C and Class I shares posted total returns of -5.19%, -5.85%, -5.85% and -4.58%, respectively, at net asset value. That compared with the -1.62% return for the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of Jim Schmidt and Tom Goggins flush right next to first paragraph.]

Although the Fund outperformed the broad market, it lagged the Lipper group of financial services funds because it had more of an emphasis on large-cap and growth-oriented financial companies at a time when small-cap and value-oriented companies did better. Several of these large companies, which were some of our top holdings, were penalized by a heightened skepticism, in the face of several accounting scandals, surrounding any large company that had complex financial statements and had delivered consistent earnings results. These included insurance giant American International Group (AIG), government-sponsored mortgage lenders Fannie Mae and Freddie Mac and money- center bank Citigroup. It and J.P. Morgan Chase were also hurt by regulatory scrutiny.

LARGE BANK STAKE HELPS

Our 53% stake in banks served us well during the year, as investors sought safety in companies with solid balance sheets and steady growth. Traditional retail banks, which tend to struggle in a weak economy, bucked the trend and were shining lights. Asset quality was relatively good and there was a surprising growth in core deposits, as retail customers became increasingly wary of the market and more comfortable choosing the low-returning, but safe, bank savings products. As a result these banks posted double-digit earnings growth and outperformed larger banks by avoiding the non-banking pitfalls, many of them market related. They were also our biggest contributors to performance, including Wells Fargo, Bank of America, Fifth Third Bancorp, BB&T and Wachovia.

"Traditional retail banks...
 were shining lights."

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks-Superregional 25%, the second is Insurance--Property & casualty 10%, the third Banks--Midwest 9%, the fourth Broker services 7%, and the fifth Banks--Money center 7%.]

INSURANCE FOCUS ON P&C'S

Throughout the year we kept the Fund's insurance exposure focused on property and casualty companies, and insurance brokers such as Marsh & McLennan and Willis Group Holdings, to take advantage of the strong pricing cycle currently playing out. However, we became increasingly selective, avoiding companies with "legacy issues" such as asbestos claims, and focusing on companies with pristine balance sheets and solid credit ratings. Renaissance Re, for example, is a property catastrophe insurer that was one of our best performers, and Transatlantic Holdings did not exist when asbestos was still being produced. Although AIG struggled this year, we believe its problems are short-term and not related to its fundamentals, so we are maintaining our stake.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-02." The chart is divided into two sections (from top to left): Common stocks 99%, and Short-term investments & other 1%.]

CONSUMER LENDERS, BROKERS

The Fund's biggest detractor, which we sold, was subprime lender Household International, which came under scrutiny from regulators concerned about practices that might take advantage of less creditworthy consumers. On the other hand, consumer finance companies such as MBNA which deal mainly with higher credit quality borrowers benefited from consumers' continued spending in a low interest-rate and relatively low unemployment environment.

"The Fund is well-positioned
 to benefit once the
 economy picks up..."

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is BB&T followed by an up arrow with the phrase "Steady earnings growth for traditional bank." The second listing is Citigroup followed by a down arrow with the phrase "Questions about analyst/investment banking conflicts." The third listing is Freddie Mac followed by a down arrow with the phrase "Preceived interest rate risk."]

Brokers and investment bankers were a disappointment for the most part, since the stagnant economy and fallout from Enron and WorldCom prevented the upsurge in the issuance of secondary equities that we had expected would occur so corporations could reliquify their balance sheets. The Fund's holdings in Lehman Brothers Holdings, Goldman Sachs and Morgan Stanley held us back.

A LOOK AHEAD

We remain optimistic about the prospects for financial stocks. We're encouraged by the earnings growth that banks have shown so far. As long as the economy stays in its modest recovery mode, banks should continue to generate good earnings growth relative to the market. Should the economy click into a faster gear, bank earnings can still remain strong, but may begin to pale when compared with the faster-growing, more market-sensitive areas of the market. The Fund is well-positioned to benefit once the economy picks up, which should prompt renewed activity in the capital markets and cause a bounceback in market-sensitive financial stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Standard &
Poor's Financial Index,
Index 2, a capitaliza-
tion-weighted index
designed to measure
the financial sector
of the S&P 500.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Class I 1     Index 1
Inception date                3-14-96      1-14-97       3-1-99       3-1-01           --

Average annual returns with maximum sales charge (POP)
One year                        -9.94%      -10.45%       -7.69%       -4.58%      -15.10%
Five years                      -0.20%       -0.25%          --           --         0.73%
Since inception                  8.91%        3.77%       -2.84%      -12.83%          --

Cumulative total returns with maximum sales charge (POP)
One year                        -9.94%      -10.45%       -7.69%       -4.58%      -15.10%
Five years                      -1.01%       -1.26%          --           --         3.72%
Since inception                 76.16%       23.92%      -10.03%      -20.47%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represent Index 2 and is equal to $21,484 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $18,549 as of October 31, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $17,616 as of October 31, 2002. The fourth line represents Index 1 and is equal to $15,311 as of October 31, 2002.

                                    Class B      Class C 1    Class I 2
Period beginning                    1-14-97       3-1-99       3-1-01
Without sales charge                $12,492       $9,089       $7,953
With maximum sales charge           $12,392       $8,998           --
Index 1                             $12,997       $7,508       $7,320
Index 2                             $17,041       $9,976       $8,466

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                              VALUE
COMMON STOCKS 98.93%                                                                                   $1,440,237,360
(Cost $1,339,888,958)

Banks -- Midwest 8.67%                                                                                   $126,256,973
  952,715   Charter One Financial, Inc.                                                                    28,848,210
  145,000   Commerce Bancshares, Inc.                                                                       6,030,550
1,338,775   Fifth Third Bancorp.                                                                           85,012,213
  150,000   TCF Financial Corp.                                                                             6,366,000

Banks -- Money Center 7.12%                                                                               103,630,398
  294,000   Bank of New York Co., Inc. (The)                                                                7,644,000
2,457,345   Citigroup, Inc.                                                                                90,798,898
  250,000   J.P. Morgan Chase & Co.                                                                         5,187,500

Banks -- Northeast 3.27%                                                                                   47,559,470
   70,000   M&T Bank Corp.                                                                                  5,734,400
1,011,000   State Street Corp.                                                                             41,825,070

Banks -- Southeast 6.77%                                                                                   98,568,250
  921,400   BB&T Corp.                                                                                     33,400,750
  450,000   Hibernia Corp. (Class A)                                                                        8,869,500
  100,000   Mercantile Bankshares Corp.                                                                     3,894,000
  550,000   National Commerce Financial Corp.                                                              13,464,000
1,200,000   SouthTrust Corp.                                                                               30,744,000
  400,000   Synovus Financial Corp.                                                                         8,196,000

Banks -- Southwest 0.52%                                                                                    7,618,600
  220,000   Cullen/Frost Bankers., Inc.                                                                     7,618,600

Banks -- Superregional 24.78%                                                                             360,834,599
1,201,600   Bank of America Corp.                                                                          83,871,680
1,030,000   Bank One Corp.                                                                                 39,727,100
  340,000   FleetBoston Financial Corp.                                                                     7,952,600
1,507,281   Mellon Financial Corp.                                                                         42,640,979
  290,000   PNC Financial Services Group                                                                   11,791,400
  451,000   SunTrust Banks, Inc.                                                                           27,438,840
1,000,000   U.S. Bancorp                                                                                   21,090,000
1,085,000   Wachovia Corp.                                                                                 37,747,150
1,755,000   Wells Fargo & Co.                                                                              88,574,850

Banks -- West 1.64%                                                                                        23,879,500
  350,000   City National Corp.                                                                            15,837,500
  200,000   Zions Bancorp.                                                                                  8,042,000

Broker Services 7.17%                                                                                     104,452,650
  912,000   Goldman Sachs Group, Inc. (The)                                                                65,299,200
  735,000   Lehman Brothers Holdings, Inc.                                                                 39,153,450

Business Services -- Misc. 0.47%                                                                            6,814,800
  180,000   ChoicePoint, Inc.*                                                                              6,814,800

Diversified Operations 0.81%                                                                               11,741,250
  465,000   General Electric Co.                                                                           11,741,250

Finance -- Consumer Loans 6.66%                                                                            96,921,167
1,661,320   American Express Co.                                                                           60,422,208
1,797,093   MBNA Corp.                                                                                     36,498,959

Finance -- Investment Management 4.22%                                                                     61,510,098
  150,000   Affiliated Managers Group, Inc.*                                                                7,788,000
  308,000   BlackRock, Inc.*                                                                               11,001,760
  715,300   Legg Mason, Inc.                                                                               33,232,838
  250,000   Merrill Lynch & Co., Inc.                                                                       9,487,500

Finance -- Savings & Loan 3.66%                                                                            53,254,000
  340,000   Golden State Bancorp., Inc.                                                                    12,508,600
  590,000   Golden West Financial Corp.                                                                    40,745,400

Insurance -- Brokers 5.46%                                                                                 79,493,310
1,377,400   Marsh & McLennan Cos., Inc.                                                                    64,338,354
  495,260   Willis Group Holdings Ltd.*                                                                    15,154,956

Insurance -- Life 1.08%                                                                                    15,660,000
  290,000   StanCorp Financial Group, Inc.                                                                 15,660,000

Insurance -- Property & Casualty 10.09%                                                                   146,901,335
1,369,768   American International Group, Inc.                                                             85,678,988
  220,000   Arch Capital Group Ltd.*                                                                        6,162,200
    4,500   Berkshire Hathaway, Inc.*                                                                      11,070,000
  141,800   IPC Holdings, Ltd.* (Bermuda)                                                                   4,419,906
   79,910   Platinum Underwriters Holdings, Ltd.* (Bermuda)                                                 2,005,741
  522,600   Renaissance Re Holdings Ltd. (Bermuda)                                                         21,426,600
  258,000   Transatlantic Holdings, Inc.                                                                   16,137,900

Mortgage & Real Estate Services 6.54%                                                                      95,140,960
        306,000   Countrywide Credit Industries, Inc.                                                      15,394,860
      1,295,000   Freddie Mac                                                                              79,746,100

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 11.65%                                                                            $169,524,062
(Cost $169,524,062)

Joint Repurchase Agreement 1.36%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note 3.00%
due 07-15-12)                                                                    1.90%        $19,811      19,811,000

                                                                                               SHARES
Cash Equivalents 10.29%
AIM Cash Investment Trust**                                                               149,713,062     149,713,062

TOTAL INVESTMENTS 110.58%                                                                              $1,609,761,422

OTHER ASSETS AND LIABILITIES, NET (10.58%)                                                              ($153,977,889)

TOTAL NET ASSETS 100.00%                                                                               $1,455,783,533

 * Non-income producing security.

** Represents investment of security lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.




ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value (cost $1,509,413,020)                     $1,609,761,422
Cash                                                                    2,826
Receivable for investments sold                                    12,367,078
Receivable for shares sold                                             54,781
Dividends and interest receivable                                   1,971,616
Other assets                                                           81,938

Total assets                                                    1,624,239,661

LIABILITIES
Payable for investments purchased                                  14,772,067
Payable for shares repurchased                                      1,891,111
Payable for securities on loan                                    149,713,062
Payable to affiliates                                               1,766,450
Other payables and accrued expenses                                   313,438

Total liabilities                                                 168,456,128

NET ASSETS
Capital paid-in                                                 1,426,134,902
Accumulated net realized loss on investments and
  foreign currency transactions                                   (70,683,929)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies     100,368,314
Accumulated net investment loss                                       (35,754)

Net assets                                                     $1,455,783,533

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($356,536,422 [DIV] 24,983,209 shares)                         $14.27
Class B ($1,058,083,536 [DIV] 76,228,543 shares)                       $13.88
Class C ($40,023,995 [DIV] 2,885,134 shares)                           $13.87
Class I ($1,139,580 [DIV] 79,133 shares)                               $14.40

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($14.27 [DIV] 95%)                                           $15.02
Class C ($13.87 [DIV] 99%)                                             $14.01

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $62,404)           $29,474,692
Interest (including securities lending income of $175,450)            462,778

Total investment income                                            29,937,470

EXPENSES
Investment management fee                                          14,060,168
Class A distribution and service fee                                1,331,364
Class B distribution and service fee                               13,437,745
Class C distribution and service fee                                  526,224
Class A, B and C transfer agent fee                                 6,910,488
Class I transfer agent fee                                                735
Accounting and legal services fee                                     388,944
Custodian fee                                                         347,983
Trustees' fee                                                         123,296
Miscellaneous                                                         105,452
Printing                                                               80,660
Registration and filing fee                                            65,286
Interest expense                                                       38,659
Legal fee                                                              37,000
Auditing fee                                                           25,268

Total expenses                                                     37,479,272
Less expense reductions                                               (93,180)

Net expenses                                                       37,386,092

Net investment loss                                                (7,448,622)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                       (56,862,506)
Foreign currency transactions                                        (654,004)
Change in net unrealized appreciation (depreciation) of
Investments                                                       (19,300,377)
Translation of assets and liabilities in foreign currencies            56,898

Net realized and unrealized loss                                  (76,759,989)

Decrease in net assets from operations                           ($84,208,611)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                         YEAR            YEAR
                                                        ENDED           ENDED
                                                     10-31-01        10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                               ($8,715,577)    ($7,448,622)

Net realized gain (loss)                          187,613,222     (57,516,510)
Change in net unrealized
  appreciation (depreciation)                    (852,836,046)    (19,243,479)

Decrease in net assets resulting
  from operations                                (673,938,401)    (84,208,611)

Distributions to shareholders
From net realized gain
Class A                                                    --     (10,796,154)
Class B                                                    --     (33,903,286)
Class C                                                    --      (1,285,820)
Class I 1                                                  --         (21,082)
                                                           --     (46,006,342)
From Fund share transactions                     (270,979,750)   (375,701,463)

NET ASSETS
Beginning of period                             2,906,618,100   1,961,699,949

End of period 2                                $1,961,699,949  $1,455,783,533

1 Class I began operations on 3-1-01.

2 Includes accumulated net investment income of $18,871 and accumulated net investment loss of $35,754, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.26      $14.80      $15.92      $20.15      $15.38
Net investment income 1                                   0.15        0.10        0.03        0.03        0.02
Net realized and unrealized
  gain (loss) on investments                              0.52        1.18        4.20       (4.80)      (0.77)
Total from investment
  operations                                              0.67        1.28        4.23       (4.77)      (0.75)
Less distributions
From net investment income                               (0.11)      (0.14)         --          --          --
In excess of net investment income                          --       (0.02)         --          --          --
From net realized gain                                   (0.02)         --          --          --       (0.36)
                                                         (0.13)      (0.16)         --          --       (0.36)
Net asset value,
  end of period                                         $14.80      $15.92      $20.15      $15.38      $14.27
Total return 2 (%)                                        4.66        8.69       26.57      (23.67)      (5.19) 3

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $862        $659        $701        $468        $357
Ratio of expenses
  to average net assets (%)                               1.37        1.39        1.40        1.37        1.50
Ratio of adjusted expenses
  to average net assets 4 (%)                               --          --          --          --        1.51
Ratio of net investment
  income to average
  net assets (%)                                          0.92        0.62        0.21        0.16        0.13
Portfolio turnover (%)                                      30          40          48         135          70

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.18      $14.70      $15.81      $19.88      $15.07
Net investment income (loss)1                             0.03       (0.01)      (0.07)      (0.09)      (0.09)
Net realized and unrealized
  gain (loss) on investments                              0.54        1.17        4.14       (4.72)      (0.74)
Total from investment
  operations                                              0.57        1.16        4.07       (4.81)      (0.83)
Less distributions
From net investment income                               (0.03)      (0.04)         --          --          --
In excess of net investment income                          --       (0.01)         --          --          --
From net realized gain                                   (0.02)         --          --          --       (0.36)
                                                         (0.05)      (0.05)         --          --       (0.36)
Net asset value,
  end of period                                         $14.70      $15.81      $19.88      $15.07      $13.88
Total return 2 (%)                                        3.95        7.93       25.74      (24.20)      (5.85) 3

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $2,603      $2,163      $2,148      $1,438      $1,058
Ratio of expenses
  to average net assets (%)                               2.07        2.07        2.05        2.03        2.20
Ratio of adjusted expenses
  to average net assets 4 (%)                               --          --          --          --        2.21
Ratio of net investment
  income (loss) to average
  net assets (%)                                          0.22       (0.07)      (0.44)      (0.50)      (0.57)
Portfolio turnover (%)                                      30          40          48         135          70

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 5  10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.60      $15.81      $19.87      $15.06
Net investment loss 1                                       -- 6     (0.10)      (0.09)      (0.09)
Net realized and unrealized
  gain (loss) on investments                              0.21        4.16       (4.72)      (0.74)
Total from investment
  operations                                              0.21        4.06       (4.81)      (0.83)
Less distributions
From net realized gain                                      --          --          --       (0.36)
Net asset value,
  end of period                                         $15.81      $19.87      $15.06      $13.87
Total return 2 (%)                                        1.35 7     25.68      (24.21)      (5.85) 3

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5         $58         $54         $40
Ratio of expenses
  to average net assets (%)                               2.06 8      2.10        2.07        2.20
Ratio of adjusted expenses
  to average net assets 4 (%)                               --          --          --        2.21
Ratio of net investment
  loss to average net assets (%)                         (0.14)8     (0.57)      (0.52)      (0.57)
Portfolio turnover (%)                                      40          48         135          70

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 5  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $18.50      $15.42
Net investment income 1                                   0.09        0.12
Net realized and unrealized
  loss on investments                                    (3.17)      (0.78)
Total from investment
  operations                                             (3.08)      (0.66)
Less distributions
From net realized gain                                      --       (0.36)
Net asset value,
  end of period                                         $15.42      $14.40
Total return 2 (%)                                      (16.65)7     (4.58) 3

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1
Ratio of expenses
  to average net assets (%)                               0.88 8      0.89
Ratio of adjusted expenses
  to average net assets 4 (%)                               --        0.90
Ratio of net investment
  income to average
  net assets (%)                                          0.73 8      0.74
Portfolio turnover (%)                                     135          70


1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total return would have been lower had certain expenses not been reduced during the period shown.

4 Does not take into consideration expense reductions during the period shown.

5 Class C and Class I shares began operations on 3-1-99 and 3-1-01, respectively.

6 Less than $0.01 per share.

7 Not annualized.

8 Annualized.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $2,744,500, and the weighted average interest rate was 2.82%. Interest expense includes $425 paid under the line of credit.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2002, the Fund loaned securities having a market value of $146,777,512 collateralized by cash in the amount of $149,713,062. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts on October 31, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Reve nue Code and will not be subject to federal income tax on taxable in come that is distributed to shareholders. Therefore, no federal in come tax provision is required. For federal in come tax purposes, the Fund has $68,033,805 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforward is used by the Fund, no capital gain distributions will be made. The entire carryforward expires October 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2002, the tax character of distributions paid was as follows: long-term capital gains $46,006,342. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has an agreement with its custodian bank under which the custody fee is reduced by brokerage commissions offsets applied during the period. Accordingly, the custody expense reduction amounted to $93,180, or 0.01% of the Fund's average net assets, for the year ended October 31, 2002.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $407,241 with regard to sales of Class A shares. Of this amount, $56,581 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $267,358 was paid as sales commissions to unrelated broker-dealers and $83,302 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $48,081 with regard to sales of Class C shares. Of this amount, $46,843 was paid as sales commissions to unrelated broker-dealers and $1,238 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $4,722,552 for Class B shares and $12,073 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value attributable to Class I shares, plus certain out-of-pocket expenses.

Effective January 1, 2003, for Class A, B and C shares, the Fund will pay a monthly transfer agent fee at an an nual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. (Class I transfer agent fee therefore will not be changing.)

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                    YEAR ENDED 10-31-01               YEAR ENDED 10-31-02
                              SHARES             AMOUNT          SHARES            AMOUNT
CLASS A SHARES
Sold                       5,369,037       $101,519,701       2,845,266       $44,774,888
Distributions reinvested          --                 --         547,492         8,962,451
Repurchased               (9,680,464)      (175,991,880)     (8,860,594)     (136,216,467)
Net decrease              (4,311,427)      ($74,472,179)     (5,467,836)     ($82,479,128)

CLASS B SHARES
Sold                       8,330,200       $155,288,965       3,639,104       $56,867,790
Distributions reinvested          --                 --       1,366,656        21,907,493
Repurchased              (20,903,676)      (366,617,340)    (24,218,874)     (362,071,178)
Net decrease             (12,573,476)     ($211,328,375)    (19,213,114)    ($283,295,895)

CLASS C SHARES
Sold                       1,730,489        $32,218,804         490,703        $7,733,725
Distributions reinvested          --                 --          59,956           959,895
Repurchased               (1,061,572)       (18,429,533)     (1,275,399)      (19,002,302)
Net increase (decrease)      668,917        $13,789,271        (724,740)     ($10,308,682)

CLASS I SHARES 1
Sold                          87,826         $1,579,664          82,065        $1,285,069
Distributions reinvested          --                 --           1,284            21,082
Repurchased                  (31,063)          (548,131)        (60,979)         (923,909)
Net increase                  56,763         $1,031,533          22,370          $382,242

NET DECREASE             (16,159,223)     ($270,979,750)    (25,383,320)    ($375,701,463)

1 Class I shares began operations on 3-1-01.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $1,284,790,371 and $1,738,917,328, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $1,511,976,809. Gross unrealized appreciation and depreciation of investments aggregated $169,519,276 and $71,734,663, respectively, resulting in net unrealized appreciation of $97,784,613. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and foreign currency.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $1,147,390, a decrease in accumulated net investment loss of $7,393,997 and a decrease in capital paid-in of $8,541,387. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These re classifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses and foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income per share in the financial highlights excludes these adjustments.



AUDITORS' REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent Auditors

To the Board of Trustees and Shareholders of John Hancock Financial Industries Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Financial Industries Fund (a series of John Hancock Investment Trust II) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2002, none of the dividends qualify for the corporate dividends-received deduction.

The Fund designated distributions to shareholders of $46,006,342 as long-term capital gain dividends. The Fund did not pay any ordinary income dividends during the fiscal year ended October 31, 2002.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1996                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1996                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             1996                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1996                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                1996                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               1996                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           1996                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1996                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1996
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1996
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1996
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery



OUR WEB SITE

Available just a few clicks away--
www.jhfunds.com

Instant access to
----------------------------------
Portfolio/Account Information
----------------------------------
Proxy Voting
----------------------------------
Daily Mutual Fund Prices
----------------------------------
Mutual Fund Overviews
----------------------------------
Prospectuses
----------------------------------
4 & 5 Star Funds
----------------------------------
IRA Information/Calculators
----------------------------------
Annual & Semiannual Reports
----------------------------------
Investment Professionals
----------------------------------
Mutual Fund FAQs



FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Financial Industries Fund.

7000A  10/02
       12/02